Note 53 Transactions with members of the board of directors and senior management balance at 31st december (Details) - EUR (€) € in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Director [Member]
Nature of the transactions [Line Items]
Loans and credits to related parties		€ 765	€ 0	€ 607
Bank guarantees to related parties		0	0	0
Business credit to related parties		0	0	0
Related parties [member]
Nature of the transactions [Line Items]
Loans and credits to related parties		207	0	0
Bank guarantees to related parties		0	0	0
Business credit to related parties		0	0	0
Senior management [Member]
Nature of the transactions [Line Items]
Loans and credits to related parties	[1]	5,419	5,349	4,414
Bank guarantees to related parties	[1]	10	10	10
Business credit to related parties	[1]	0	0	0
Related parties of senior management [Member]
Nature of the transactions [Line Items]
Loans and credits to related parties		573	580	57
Bank guarantees to related parties		0	25	25
Business credit to related parties		€ 0	€ 0	€ 0

[1]	*Excluding executive directors